Fair Value Of Financial Instruments (Schedule Of Fair Value Of Investments In And Unfunded Commitments To Funds Measured At Net Asset Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	$ 101,990	$ 90,809
Unfunded commitments	3,155	12,368
Private Company Investments [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments		18,763
Unfunded commitments		8,526
Partnership Interests [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	5,124	15,798
Unfunded commitments	1,330	1,822
Mutual Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	11,748	11,301
Private Equity Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	7,677	9,310
Unfunded commitments	1,825	2,020
Money Market Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	$ 77,441	$ 35,637